Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Dec 30, 2011
Registrant Name	dei_EntityRegistrantName	POWERSHARES EXCHANGE TRADED FUND TRUST
Central Index Key	dei_EntityCentralIndexKey	0001209466
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Dec 30, 2011
Document Effective Date	dei_DocumentEffectiveDate	Dec 30, 2011
Prospectus Date	rr_ProspectusDate	Aug 31, 2011

PowerShares Water Resources Portfolio (Prospectus Summary): | PowerShares Water Resources Portfolio
PowerShares Water Resources Portfolio

POWERSHARES EXCHANGE-TRADED FUND TRUST

SUPPLEMENT DATED DECEMBER 30, 2011 TO THE
PROSPECTUS DATED AUGUST 31, 2011 OF:

PowerShares Aerospace & Defense Portfolio
PowerShares Cleantech TM Portfolio
PowerShares DWA Technical Leaders TM Portfolio
PowerShares Global Listed Private Equity Portfolio
PowerShares Golden Dragon Halter USX China Portfolio
PowerShares Lux Nanotech Portfolio
PowerShares Morningstar StockInvestor Core Portfolio
PowerShares S&P 500 BuyWrite Portfolio
PowerShares S&P 500 �� High Quality Portfolio
PowerShares Water Resources Portfolio
PowerShares WilderHill Clean Energy Portfolio
PowerShares WilderHill Progressive Energy Portfolio

Important Notice Regarding Change in Underlying Index and Underlying Index Construction for the PowerShares Water Resources Portfolio (the "Fund")

Effective March 1, 2012, the NASDAQ OMX US Water Index SM will replace the Palisades Water Index as the underlying index for the Fund and the NASDAQ OMX Group, Inc. will replace Palisades Water Index Associates, LLC as the index provider for the Fund.

Accordingly, on that date, the Prospectus is changed as follows:

On page 49, the section titled "PowerShares Water Resources Portfolio���Summary Information���Investment Objective" is deleted and replaced with the following:

Please Retain This Supplement For Future Reference.

Investment Objective

The PowerShares Water Resources Portfolio (the "Fund") seeks investment results that generally correspond (before fees and expenses) to the price and yield of the NASDAQ OMX US Water Index SM (the "Underlying Index").

On page 50, the section titled "PowerShares Water Resources Portfolio���Summary Information���Principal Investment Strategies" is deleted and replaced with the following:

The Fund generally will invest at least 90% of its total assets in common stocks that comprise the Underlying Index. The Underlying Index seeks to track the performance of U.S. exchange-listed companies that create products designed to conserve and purify water for homes, businesses and industries. The Underlying Index was created by, and is a trademark of, NASDAQ OMX Group, Inc. (the "Index Provider"). The Fund generally invests in all of the securities comprising its Underlying Index in proportion to their weightings in the Underlying Index.

On page 53, the table under the section titled "PowerShares Water Resources Portfolio���Summary Information���Average Annual Total Returns for the Periods Ended December 31, 2010" is deleted and replaced with the following:
Average Annual Total Returns	Average Annual Returns, Label	Average Annual Returns, 1 Year		Average Annual Returns, 5 Years		Average Annual Returns, Since Inception		Average Annual Returns, Inception Date
PowerShares Water Resources Portfolio	Return Before Taxes	13.25%		5.22%		5.00%		Dec 6, 2005
PowerShares Water Resources Portfolio After Taxes on Distributions	Return After Taxes on Distributions	13.04%		5.00%		4.77%		Dec 6, 2005
PowerShares Water Resources Portfolio After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Fund Shares	8.61%		4.36%		4.17%		Dec 6, 2005
ISE Water Index PowerShares Water Resources Portfolio	ISE Water Index(reflects no deduction for fees, expenses or taxes)	18.49%		7.82%		7.81%		Dec 6, 2005
S&P 500 �� Index PowerShares Water Resources Portfolio	S&P 500 �� Index(reflects no deduction for fees, expenses or taxes)	15.08%		2.29%		2.26%		Dec 6, 2005
Palisades Water Index PowerShares Water Resources Portfolio	Palisades Water Index(reflects no deduction for fees, expenses or taxes)	14.18%	[1]	6.93%	[1]	6.67%	[1]	Dec 6, 2005	[1]
NASDAQ OMX US Water Index SM PowerShares Water Resources Portfolio	NASDAQ OMX US Water Index SM(reflects no deduction for fees, expenses or taxes)	none	[1]	none	[1]	none	[1]	Dec 6, 2005	[1]
[1]	Prior to March 1, 2012, the Fund sought to replicate, before fees and expenses, the performance of the Palisades Water Index. Effective March 1, 2012, the Fund seeks to replicate, before fees and expenses, the performance of the NASDAQ OMX US Water Index SM . "1 Year," "5 Years" and "Since Inception" performance for the NASDAQ OMX US Water Index SM is not available because that Index did not commence calculation and publication until July 27, 2011.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Aug 31, 2011
PowerShares Water Resources Portfolio (Prospectus Summary): | PowerShares Water Resources Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	PowerShares Water Resources Portfolio
Supplement Text	ck0001209466_SupplementTextBlock

POWERSHARES EXCHANGE-TRADED FUND TRUST

SUPPLEMENT DATED DECEMBER 30, 2011 TO THE
PROSPECTUS DATED AUGUST 31, 2011 OF:

PowerShares Aerospace & Defense Portfolio
PowerShares Cleantech TM Portfolio
PowerShares DWA Technical Leaders TM Portfolio
PowerShares Global Listed Private Equity Portfolio
PowerShares Golden Dragon Halter USX China Portfolio
PowerShares Lux Nanotech Portfolio
PowerShares Morningstar StockInvestor Core Portfolio
PowerShares S&P 500 BuyWrite Portfolio
PowerShares S&P 500 �� High Quality Portfolio
PowerShares Water Resources Portfolio
PowerShares WilderHill Clean Energy Portfolio
PowerShares WilderHill Progressive Energy Portfolio

Important Notice Regarding Change in Underlying Index and Underlying Index Construction for the PowerShares Water Resources Portfolio (the "Fund")

Effective March 1, 2012, the NASDAQ OMX US Water Index SM will replace the Palisades Water Index as the underlying index for the Fund and the NASDAQ OMX Group, Inc. will replace Palisades Water Index Associates, LLC as the index provider for the Fund.

Accordingly, on that date, the Prospectus is changed as follows:

On page 49, the section titled "PowerShares Water Resources Portfolio���Summary Information���Investment Objective" is deleted and replaced with the following:

Please Retain This Supplement For Future Reference.

Investment Objective, Heading	rr_ObjectiveHeading	Investment Objective
investment Objective, Primary	rr_ObjectivePrimaryTextBlock

The PowerShares Water Resources Portfolio (the "Fund") seeks investment results that generally correspond (before fees and expenses) to the price and yield of the NASDAQ OMX US Water Index SM (the "Underlying Index").

Investment Strategy, Heading	rr_StrategyHeading	On page 50, the section titled "PowerShares Water Resources Portfolio���Summary Information���Principal Investment Strategies" is deleted and replaced with the following:
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock

The Fund generally will invest at least 90% of its total assets in common stocks that comprise the Underlying Index. The Underlying Index seeks to track the performance of U.S. exchange-listed companies that create products designed to conserve and purify water for homes, businesses and industries. The Underlying Index was created by, and is a trademark of, NASDAQ OMX Group, Inc. (the "Index Provider"). The Fund generally invests in all of the securities comprising its Underlying Index in proportion to their weightings in the Underlying Index.

Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	On page 53, the table under the section titled "PowerShares Water Resources Portfolio���Summary Information���Average Annual Total Returns for the Periods Ended December 31, 2010" is deleted and replaced with the following:
PowerShares Water Resources Portfolio | PowerShares Water Resources Portfolio
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PHO
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	13.25%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	5.22%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	5.00%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 6, 2005
PowerShares Water Resources Portfolio | PowerShares Water Resources Portfolio | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	13.04%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	5.00%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	4.77%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 6, 2005
PowerShares Water Resources Portfolio | PowerShares Water Resources Portfolio | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	8.61%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	4.36%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	4.17%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 6, 2005
PowerShares Water Resources Portfolio | ISE Water Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	ISE Water Index(reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	18.49%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	7.82%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	7.81%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 6, 2005
PowerShares Water Resources Portfolio | S&P 500 �� Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	S&P 500 �� Index(reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	15.08%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.29%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	2.26%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 6, 2005
PowerShares Water Resources Portfolio | Palisades Water Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Palisades Water Index(reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	14.18%	[1]
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	6.93%	[1]
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	6.67%	[1]
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 6, 2005	[1]
PowerShares Water Resources Portfolio | NASDAQ OMX US Water Index SM
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	NASDAQ OMX US Water Index SM(reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	none	[1]
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	none	[1]
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	none	[1]
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 6, 2005	[1]

[1]	Prior to March 1, 2012, the Fund sought to replicate, before fees and expenses, the performance of the Palisades Water Index. Effective March 1, 2012, the Fund seeks to replicate, before fees and expenses, the performance of the NASDAQ OMX US Water Index SM . "1 Year," "5 Years" and "Since Inception" performance for the NASDAQ OMX US Water Index SM is not available because that Index did not commence calculation and publication until July 27, 2011.